UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number:  __________

     This Amendment (Check only one.):     [ ] is a restatement
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Equinox Fund Management
Address:       1775 Sherman Street
               Denver, Colorado 80203

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jason Gerb
Title:    Chief Compliance Officer
Phone:    609-430-0404

Signature, Place, and Date of Signing:

/s/Jason Gerb                Princeton, NJ                January 9, 2013


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported
	by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     5

Form 13F Information Table Value Total:     $513,110

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




Form 13F Information Table



Name of Issuer          Title of Class    Cusip     Value     Shrs or   Sh/  Put/  Invstmt  Other   Voting    Authority
                                                   (X$1000)   Prn Amt   Prn  Call  Dscrtn   Mgrs     Sole       Shrd       None


Barclay's Agg Bond FD	ETF	464287226  66,918    602,380	SH	   SOLE     602,380
Barclay's 1-3 Cr BD FD	ETF	464288646  122,994   1,166,050  SH         SOLE   1,166,050
Vnguard Sh Term Bd Fund ETF	921937827  122,422   1,511,575  SH         SOLE	  1,511,575
Vnguard Sh Tm Co Bd Fd	ETF	92206C409  124,437   1,549,270  SH         SOLE   1,549,270
Barclay's Cap ST Bd Fd	ETF	78464A474  76,339    24,850     SH         SOLE      24,850
